Restructuring - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		9 Months Ended
	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Restructuring Cost And Reserve [Line Items]
Accretion of interest recognized related to restructuring activities		$ 0.1	$ 0.1	$ 0.4	$ 0.4
Restructuring expenses		0.1	$ 3.4	0.4	$ 3.7
Restructuring accrual, current portion		1.4		1.4		$ 2.9
Restructuring accrual outstanding		3.2		3.2		5.7
Restructuring accrual outstanding expected to be paid in 2020		0.4		0.4
Restructuring accrual outstanding expected to be paid in 2021		1.6		1.6
Restructuring accrual outstanding expected to be paid in 2022		1.6		1.6
Accretion of interest		0.4		0.4
Accrued Expenses and Other Current Liabilities
Restructuring Cost And Reserve [Line Items]
Restructuring accrual, current portion		1.4		1.4		2.9
Other Noncurrent Liabilities
Restructuring Cost And Reserve [Line Items]
Restructuring accrual, noncurrent portion		$ 1.8		$ 1.8		$ 2.8
Merchant Link Acquisition
Restructuring Cost And Reserve [Line Items]
Restructuring expenses	$ 3.3